Annual Fund Operating Expenses - Tax Exempt Money Market Fund - None or same as Fund Name	Aug. 01, 2021
Operating Expenses:
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver/Reimbursement from Adviser	(0.01%)
Total Annual Fund Operating Expenses after Reimbursement